UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Ste 450, Cincinatti, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	9/30

Date of reporting period:	3/31/26

Item 1. Reports to Stockholders.

(a)

ABS Insights Emerging Markets Fund

Institutional Class (IEMIX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about ABS Insights Emerging Markets Fund for the period of November 21, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/absinv/. You can also request this information by contacting us at (800) 813-1421.

What were the Fund’s costs for the reporting period?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$47	1.09%Footnote Reference**
Footnote	Description
Footnote*	Expenses for the full reporting period would be higher
Footnote**	Annualized

Fund Statistics

Table Summary
Net Assets	$144,154,082
Number of Portfolio Holdings	167
Advisory Fee (net of waivers)	$532,821
Portfolio Turnover	16%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Closed End Funds	0.1%
Common Stocks	96.5%
Money Market Funds	1.6%
Preferred Stocks	1.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
33.2%
Financials
15.6%
Industrials
11.9%
Consumer Discretionary
8.4%
Materials
6.8%
Energy
5.6%
Consumer Staples
5.2%
Communications
4.9%
Health Care
3.3%
Utilities
2.2%
Money Market Funds
1.6%
Real Estate
1.6%
Mixed Allocation
0.1%
Liabilities in Excess of Other Assets
-0.4%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.4%
Mixed Allocation	0.1%
Real Estate	1.6%
Money Market Funds	1.6%
Utilities	2.2%
Health Care	3.3%
Communications	4.9%
Consumer Staples	5.2%
Energy	5.6%
Materials	6.8%
Consumer Discretionary	8.4%
Industrials	11.9%
Financials	15.6%
Technology	33.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	11.7%
Samsung Electronics Company Ltd.	3.9%
Tencent Holdings Ltd.	2.8%
Alibaba Group Holding Ltd.	1.9%
Northern Institutional Treasury Portfolio	1.6%
SK Hynix, Inc.	1.6%
WinWay Technology Company Ltd.	1.6%
Elite Material Co., Ltd	1.2%
Jentech Precision Industrial Co., Ltd.	1.1%
Chroma ATE, Inc.	1.1%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

ABS Insights Emerging Markets Fund - Institutional Class (IEMIX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funddocs.filepoint.com/absinv/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 033126-IEMIX

ABS Insights Emerging Markets Fund

Super Institutional Class (IEMSX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about ABS Insights Emerging Markets Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/absinv/. You can also request this information by contacting us at (800) 813-1421.

What were the Fund’s costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Super Institutional Class	$50	0.95%Footnote Reference**
Footnote	Description
Footnote*	Expenses for the full reporting period would be higher
Footnote**	Annualized

Fund Statistics

Table Summary
Net Assets	$144,154,082
Number of Portfolio Holdings	167
Advisory Fee (net of waivers)	$532,821
Portfolio Turnover	16%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Closed End Funds	0.1%
Common Stocks	96.5%
Money Market Funds	1.6%
Preferred Stocks	1.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.4%
Mixed Allocation	0.1%
Real Estate	1.6%
Money Market Funds	1.6%
Utilities	2.2%
Health Care	3.3%
Communications	4.9%
Consumer Staples	5.2%
Energy	5.6%
Materials	6.8%
Consumer Discretionary	8.4%
Industrials	11.9%
Financials	15.6%
Technology	33.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	11.7%
Samsung Electronics Company Ltd.	3.9%
Tencent Holdings Ltd.	2.8%
Alibaba Group Holding Ltd.	1.9%
Northern Institutional Treasury Portfolio	1.6%
SK Hynix, Inc.	1.6%
WinWay Technology Company Ltd.	1.6%
Elite Material Co., Ltd	1.2%
Jentech Precision Industrial Co., Ltd.	1.1%
Chroma ATE, Inc.	1.1%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

ABS Insights Emerging Markets Fund - Super Institutional Class (IEMSX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funddocs.filepoint.com/absinv/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 033126-IEMSX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

ABS Insights Emerging Markets Fund

Institutional Class Shares – IEMIX Super Institutional Class Shares – IEMSX

Semi-Annual Financial Statements
and Additional Information
March 31, 2026

ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	CLOSED END FUND — 0.1%
	MIXED ALLOCATION - 0.1%
19,725	Vietnam Enterprise Investments Ltd.(a)	$190,060

	TOTAL CLOSED END FUND (Cost $176,526)	190,060

	COMMON STOCKS — 96.9%
	AEROSPACE & DEFENSE - 0.2%
36,658	Aselsan Elektronik Sanayi Ve Ticaret A/S	264,164

	APPAREL & TEXTILE PRODUCTS - 1.6%
456,900	Tongkun Group Company Ltd.	1,195,571
20,490	Youngone Corporation(b)	1,069,360
		2,264,931
	ASSET MANAGEMENT - 1.7%
21,196	Reinet Investments SCA(b)	692,940
3,374	SK Square Company Ltd.(a),(b)	1,046,427
40,100	XP, Inc., Class A	763,504
		2,502,871
	AUTOMOTIVE - 0.3%
610	Hyundai Motor Company	180,672
42,537	Tofas Turk Otomobil Fabrikasi A/S	262,021
		442,693
	BANKING - 10.5%
47,668	Absa Group Ltd.(b)	679,579
74,079	Abu Dhabi Commercial Bank PJSC	249,249
28,560	Al Rajhi Bank	811,181
87,266	Alinma Bank	671,033
602,100	Bank Mandiri Persero Tbk P.T.(b)	167,181
433,600	Bank of Chengdu Company Ltd., Class A	1,076,143
261,400	Bank of Ningbo Company Ltd., Class A	1,153,904
64,200	Bank of the Philippine Islands	105,901
4,376	Bank Polska Kasa Opieki S.A.(b)	256,412
2,616,100	Bank Syariah Indonesia Tbk P.T.	324,723
30,287	BDO Unibank, Inc.	56,411

The accompanying notes are an integral part of these financial statements.

ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.9% (Continued)
	BANKING - 10.5% (Continued)
241,000	China Construction Bank Corporation, H Shares(b)	$257,875
224,100	China Merchants Bank Company Ltd.	1,277,414
99,000	CIMB Group Holdings Bhd	184,601
27,831	Emirates NBD Bank PJSC(b)	202,662
66,376	FirstRand Ltd.(b)	337,963
39,900	Grupo Financiero Banorte SAB de CV	441,835
106,417	HDFC Bank Ltd.(b)	833,747
417,601	Ho Chi Minh City Development Joint Stock(a)	403,675
81,218	ICICI Bank Ltd.(b)	1,048,921
6,298	KB Financial Group, Inc.(b)	594,152
284,218	Kotak Mahindra Bank Ltd.(b)	1,075,715
50,364	National Bank of Kuwait S.A.KP	149,996
1,400	OTP Bank Nyrt	149,144
35,940	Piraeus Bank S.A.(b)	290,195
10,190	Powszechna Kasa Oszczednosci Bank Polski S.A.	238,449
174,200	Public Bank Bhd	201,347
9,062	Raiffeisen Bank International A.G.(b)	380,830
125,152	Saudi National Bank (The)(b)	1,394,518
14,067	Standard Bank Group Ltd.(b)	253,146
		15,267,902
	BEVERAGES - 1.5%
26,400	Fomento Economico Mexicano S.A.B. de C.V.	292,607
138,000	Tsingtao Brewery Co Ltd	853,240
236,321	Varun Beverages Ltd.(b)	972,133
		2,117,980
	BIOTECH & PHARMA - 2.3%
68,000	Akeso, Inc. 144A(a),(c)	1,129,145
2,861	Gedeon Richter plc	101,882
42,499	Glenmark Pharmaceuticals Ltd.	970,250
3,098	Hanmi Pharm Co Ltd	1,060,721
		3,261,998
	CHEMICALS - 1.9%
209,100	Hubei Dinglong Company Ltd.	1,494,437
14,334	Saudi Arabian Mining Company(a)	247,483

The accompanying notes are an integral part of these financial statements.

ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.9% (Continued)
	CHEMICALS - 1.9% (Continued)
185,200	Shandong Hualu Hengsheng Chemical Company Ltd.	$971,911
		2,713,831
	CONSTRUCTION MATERIALS - 0.1%
179,500	Cemex S.A.B. de C.V.	205,521

	CONSUMER SERVICES - 0.1%
154,154	Taaleem Holdings PJSC	129,668

	E-COMMERCE DISCRETIONARY - 3.3%
177,300	Alibaba Group Holding Ltd.(b)	2,690,824
52,694	Allegro.eu S.A. 144A(a),(b),(c)	374,204
330	MercadoLibre, Inc.(a)	570,577
10,100	PDD Holdings, Inc. - ADR(a)	1,032,018
		4,667,623
	ELECTRIC UTILITIES - 2.2%
274,000	Cia Paranaense de Energia	816,782
1,717,470	Colbun S.A.	240,521
82,100	Equatorial Energia S.A.	648,456
1,542,000	Huadian Power International Corp Ltd.	792,536
299,606	National Central Cooling Company PJSC	216,131
3,500	Pampa Energia S.A. - ADR(a)	309,750
54,300	Tenaga Nasional Bhd(b)	186,409
		3,210,585
	ELECTRICAL EQUIPMENT - 1.7%
36,000	Chroma ATE, Inc.(b)	1,651,066
29,400	Delta Electronics Thailand PCL	233,842
123,505	Triveni Turbine Ltd.	581,793
		2,466,701
	ENGINEERING & CONSTRUCTION - 0.8%
1,537,980	China State Construction Engineering Corp Ltd.	1,117,031

	FOOD - 1.8%
64,366	Almarai Company JSC	752,876
8,022	CJ Corporation	1,007,992

The accompanying notes are an integral part of these financial statements.

ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.9% (Continued)
	FOOD - 1.8% (Continued)
295,900	Farm Fresh Bhd	$176,122
860	Samyang Foods Company Ltd.	686,107
		2,623,097
	HEALTH CARE FACILITIES & SERVICES - 1.0%
267,200	Bangkok Dusit Medical	154,266
66,600	Bumrungrad Hospital PCL	333,378
96,737	Global Health Ltd./India	995,727
		1,483,371
	HOME CONSTRUCTION - 0.4%
61,409	Kajaria Ceramics Ltd.	605,126

	HOUSEHOLD PRODUCTS - 0.4%
4,813	Cosmax, Inc.	628,769

	INDUSTRIAL INTERMEDIATE PROD - 2.9%
52,829	APL Apollo Tubes Ltd.	1,095,925
22,000	Elite Material Co., Ltd	1,790,689
24,889	KEI Industries Limited	1,076,348
4,183	Metlen Energy & Metals plc(a)	161,480
		4,124,442
	INDUSTRIAL SUPPORT SERVICES - 0.9%
148,800	Han’s Laser Technology Industry Group Company Ltd.	1,321,900

	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
107,067	Bolsa Mexicana de Valores SAB de C.V.	227,910
20,400	Hong Kong Exchanges & Clearing Ltd.(b)	1,011,027
		1,238,937
	INSURANCE - 0.7%
22,048	Company for Cooperative Insurance (The)	751,938
13,141	Powszechny Zaklad Ubezpieczen S.A.(b)	226,786
		978,724
	INTERNET MEDIA & SERVICES - 3.8%
8,650	Naspers Ltd.(b)	440,714
64,400	Tencent Holdings Ltd.(b)	3,975,218

The accompanying notes are an integral part of these financial statements.

ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.9% (Continued)
	INTERNET MEDIA & SERVICES - 3.8% (Continued)
421,879	Zomato Ltd(a)	$1,034,581
		5,450,513
	LEISURE FACILITIES & SERVICES - 0.4%
145,600	Smartfit Escola de Ginastica e Danca S.A.	538,598

	MACHINERY - 1.4%
120,790	Elecon Engineering Company Ltd.	458,915
32,982	Kirloskar Brothers Ltd.	473,009
47,900	Zijin Gold International Company Ltd. 144A(c)	1,063,565
		1,995,489
	METALS & MINING - 4.4%
9,109	Anglogold Ashanti plc	884,307
146,496	Glencore plc	1,108,295
5,278	Gold Fields Ltd.	237,259
51,000	Grupo Mexico S.A.B. de C.V., Class B	545,543
33,337	Impala Platinum Holdings Ltd.(b)	470,815
345,000	Lingbao Gold Group Company Ltd.	1,135,190
225,250	Shandong Gold Mining Company Ltd. 144A(c)	929,040
225,200	Zhongjin Gold Corp Ltd.	872,005
		6,182,454
	OIL & GAS PRODUCERS - 2.2%
374,672	Adnoc Gas plc	326,378
155,884	Aegis Logistics Ltd.	999,433
65,623	KOC Holding A/S	287,648
73,700	PRIO S.A.(a)	943,385
46,937	Reliance Industries Ltd.	675,556
		3,232,400
	OIL & GAS SERVICES & EQUIPMENT - 0.8%
1,052,000	China Oilfield Services Ltd., H Shares(b)	1,211,527

	REAL ESTATE OWNERS & DEVELOPERS - 1.6%
150,800	Allos S.A.	881,296
1,085,000	Greentown China Holdings Ltd.	1,208,018

The accompanying notes are an integral part of these financial statements.

ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.9% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS - 1.6% (Continued)
142,800	Nam Long Investment Corporation	$157,293
		2,246,607
	RENEWABLE ENERGY - 2.6%
22,700	Contemporary Amperex Technology Company Ltd.	1,321,918
17,569	CS Wind Corporation	696,155
205,800	Hengtong Optic-electric Company Ltd.	1,571,097
		3,589,170
	RETAIL - CONSUMER STAPLES - 1.5%
11,139	BIM Birlesik Magazalar A/S	171,192
106,100	CP All Plc.(b)	148,253
41,759	Grupo Comercial Chedraui S.A. de CV	244,445
61,507	Pepco Group N.V. 144A(c)	442,257
369,400	Puregold Price Club, Inc.(b)	250,080
2,006,200	Sumber Alfaria Trijaya Tbk PT	174,668
231,200	Wal-Mart de Mexico SAB de CV	753,896
		2,184,791
	RETAIL - DISCRETIONARY - 1.7%
90,500	Azzas 2154 S.A.	444,327
98,900	Localiza Rent a Car S.A. 144A(c)	898,197
3,741,300	Map Aktif Adiperkasa PT	137,556
109,600	Mobile World Investment Corporation	340,523
22,421	United International Transportation Company	247,801
83,700	Vivara Participacoes S.A.	416,597
		2,485,001
	SEMICONDUCTORS - 19.8%
14,000	Chunghwa Precision Test Tech Company Ltd.	1,349,905
20,341	DB HiTek Company Ltd.	1,061,584
20,848	Dongjin Semichem Company Ltd.	613,324
3,754	Eo Technics Co., Ltd.(b)	959,628
16,000	Global Unichip Corporation	1,084,432
90,000	Hua Hong Semiconductor Ltd. 144A(a),(c)	891,279
222,000	Nanya Technology Corporation(b)	1,379,551
4,239	SK Hynix, Inc.(b)	2,274,309
305,000	Taiwan Semiconductor Manufacturing Company Ltd.	16,804,933

The accompanying notes are an integral part of these financial statements.

ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.9% (Continued)
	SEMICONDUCTORS - 19.8% (Continued)
10,000	WinWay Technology Company Ltd.	$2,238,362
		28,657,307
	SOFTWARE - 0.4%
2,500	Kaspi.KZ JSC - ADR	185,175
10,203	Rasan Information Technology Company(a),(b)	366,998
		552,173
	SPECIALTY FINANCE - 1.8%
53,755	Bajaj Finserv Ltd.	939,431
307,800	Krungthai Card PCL	281,210
66,295	Piramal Finance Ltd.(a)	1,302,500
		2,523,141
	STEEL - 0.4%
7,822	East Pipes Integrated Company for Industry	333,457
306,720	Hoa Phat Group JSC(a)	313,384
		646,841
	TECHNOLOGY HARDWARE - 10.5%
25,355	BizLink Holding, Inc.	1,381,138
21,000	Delta Electronics, Inc.	907,241
25,000	Fositek Corporation	1,369,627
52,000	Gold Circuit Electronics Ltd.	1,399,994
169,300	ITMAX SYSTEM Bhd	186,067
14,000	Jentech Precision Industrial Co., Ltd.(b)	1,663,275
50,848	Samsung Electronics Company Ltd.(b)	5,652,266
28,740	Seojin System Company Ltd.(a)	812,060
113,000	Unimicron Technology Corporation	1,572,442
60,600	Xiaomi Corp, Class B 144A(a),(c)	245,461
		15,189,571
	TECHNOLOGY SERVICES - 1.3%
8,782	Infosys Ltd.(b)	117,623
98,861	One 97 Communications Ltd.(a)	1,015,366
54,800	StoneCompany Ltd.(a)	773,776
		1,906,765
	TELECOMMUNICATIONS - 1.1%
55,625	Bharti Airtel Ltd.(b)	1,061,827

The accompanying notes are an integral part of these financial statements.

ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.9% (Continued)
	TELECOMMUNICATIONS - 1.1% (Continued)
73,421	Ooredoo QPSC(b)	$250,485
24,840	Saudi Telecom Company	281,283
		1,593,595
	TRANSPORTATION & LOGISTICS - 2.7%
226,345	Abu Dhabi Ports Company PJSC(a)	239,069
78,545	Adani Ports & Special Economic Zone Ltd.	1,104,156
554,000	Anhui Expressway Company Ltd., H Shares	1,049,218
43,480	Promotora y Operadora de Infraestructura S.A.B. de C.V.	704,506
929,000	Qingdao Port International Company Ltd., H Shares 144A(c)	806,849
		3,903,798
	TRANSPORTATION EQUIPMENT - 1.3%
621,452	Ashok Leyland Ltd.	1,025,826
189,600	Zhuzhou CRRC Times Electric Company Ltd., H Shares	881,143
		1,906,969

	TOTAL COMMON STOCKS (Cost $108,632,781)	139,634,575

		Coupon Rate
Shares		(%)	Maturity	Fair Value
	PREFERRED STOCKS — 1.8%

	AUTOMOTIVE — 0.7%
6,683	Hyundai Motor Company	4.22%	—	1,033,016

	TECHNOLOGY HARDWARE — 1.1%
20,143	Samsung Electronics Company Ltd.(b)	0.92%	—	1,526,656

	TOTAL PREFERRED STOCKS (Cost $1,364,864)			2,559,672

The accompanying notes are an integral part of these financial statements.

ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.6%
	MONEY MARKET FUND - 1.6%
2,349,563	Northern Institutional Treasury Portfolio, 3.53% (Cost $2,349,563)(d)	$2,349,563

	TOTAL INVESTMENTS - 100.4% (Cost $112,523,734)	$144,733,870
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(579,788)
	NET ASSETS - 100.0%	$144,154,082

A/S	- Aktieselskab

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschaft

Bhd	- Bahraini Dinar

JSC	- Joint-stock Company

Inc.	- Incorporated

Ltd.	- Limited Company

Nyrt	- New York REIT, Inc.

P.T.	- Public Traded

PCL	- Public Limited Company

PJSC	- Private Joint Company

PLC	- Public Limited Company (UK)

QPSC	- Qualified Personal Service Corporation

S.A.	- Société Anonyme

S.A. de CV	- Sociedad Anónima de Capital Variable

S.A.KP	- Société Anonyme Kuwait

SAB de CV	- Sociedad Anonima Bursatil de Capital Variable

SCA	- Société en Commandite par Actions

Tbk P.T.	- Perseroan Terbatas Terbuka

(a)	Non-income producing security.

(b)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026 the total market value of 144A securities is 6,779,997 or 4.7% of net assets.

(d)	Rate disclosed is the seven day effective yield as of March 31, 2026.

The accompanying notes are an integral part of these financial statements.

ABS Insights Emerging Markets Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2026

ASSETS
Investment securities:
At cost	$112,523,734
At fair value	144,733,870
Cash denominated in foreign currency (cost $280,685)	279,586
Receivable for securities sold	671,302
Dividends and Interest receivable	245,850
Deferred capital gain tax receivable on appreciated securities	44,783
TOTAL ASSETS	145,975,391

LIABILITIES
Payable for investments purchased	1,474,398
Investment advisory fees payable, net	282,700
Fees payable to other affiliates	20,179
Accrued expenses and other liabilities	44,032
TOTAL LIABILITIES	1,821,309
NET ASSETS	$144,154,082

Composition of Net Assets:
Paid in capital	$109,359,406
Accumulated earnings	34,794,676
NET ASSETS	$144,154,082

Net Asset Value Per Share:
Institutional Class Shares:
Net Assets	$97,566
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	7,275
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$13.41

Super Institutional Class Shares:
Net Assets	$144,056,516
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	10,733,236
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$13.42

The accompanying notes are an integral part of these financial statements.

ABS Insights Emerging Markets Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2026

INVESTMENT INCOME
Dividends	$936,292
Interest	28,892
Less: Foreign withholding taxes	(106,778)
TOTAL INVESTMENT INCOME	858,406

EXPENSES
Advisory fees	657,213
Administrative services fees	50,830
Custodian fees	14,167
Compliance officer fees	12,336
Transfer agent fees	11,661
Trustees fees and expenses	10,186
Audit fees	9,086
Printing and postage expenses	8,127
Legal fees	4,444
Registration fees	590
Insurance expense	133
Other expenses	3,342
TOTAL EXPENSES	782,115
Fees waived/recaptured by the Advisor	(124,392)
NET EXPENSES	657,723

NET INVESTMENT INCOME	200,683

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	5,824,055
Foreign currency transactions	(30,298)
Net Realized Gain from Investments:	5,793,757

Net change in unrealized appreciation (depreciation) on:
Investments	8,817,064
Foreign capital gain tax on appreciated securities	513,561
Foreign currency transactions	(7,150)
Net Change in Unrealized Appreciation on Investments	9,323,475

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	15,117,232

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,317,915

The accompanying notes are an integral part of these financial statements.

ABS Insights Emerging Markets Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Period Ended
	March 31, 2026	September 30, 2025*
	(Unaudited)
FROM OPERATIONS
Net investment income	$200,683	$1,216,888
Net realized gain on investments and foreign currency transactions	5,793,757	3,023,306
Net change in unrealized appreciation on investments and foreign currency transactions	9,323,475	22,921,458
Net increase in net assets resulting from operations	15,317,915	27,161,652

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions
Institutional Class Shares**	(72)	—
Super Institutional Class	(7,158,621)	(540,005)
Total distributions to shareholders	(7,158,693)	(540,005)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Institutional Class Shares**	101,261	—
Super Institutional Class	1,573,517	100,000,998
Net asset value of shares issued in reinvestment of distributions:
Institutional Class Shares**	72	—
Super Institutional Class	7,158,621	540,005
Payments for shares redeemed:
Super Institutional Class	(1,261)	—
Net increase from shares of beneficial interest transactions	8,832,210	100,541,003

NET INCREASE IN NET ASSETS	16,991,432	127,162,650

NET ASSETS
Beginning of Period *	127,162,650	—
End of Period	$144,154,082	$127,162,650

SHARE ACTIVITY

Institutional Class: **
Shares Sold	7,269	10,000,100
Shares Reinvested	6	42,960
Net increase in shares of beneficial interest outstanding	7,275	10,043,060

Super Institutional Class:
Shares Sold	113,897
Shares Reinvested	576,379
Shares Redeemed	(100)
Net increase in shares of beneficial interest outstanding	690,176

*	The Fund commenced operations on January 6, 2025.

**	The Fund’s Institutional Class commenced operations on November 21, 2025.

The accompanying notes are an integral part of these financial statements.

ABS Insights Emerging Markets Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

For The
Period Ended
Institutional Class	March 31, 2026 (1)
(Unaudited)
Net asset value, beginning of period	$12.56

Income (loss) from investment operations:
Net investment income (2)	0.01
Net realized and unrealized gain	1.55
Total from investment operations	1.56

Less distributions from:
Net investment income	(0.23)
Net realized gains	(0.48)
Total distributions	(0.71)

Net asset value, end of period	$13.41

Total return (3)(7)	6.60%

Net assets, at end of period (000s)	$98

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets before fee waiver/recapture (4)(6)(8)	1.12%

Ratio of net expenses to average net assets after fee waiver/recapture (6)(8)	1.09%

Ratio of net investment income to average net assets before fee waiver/recapture (5)(6)(8)	0.22%

Ratio of net investment income to average net assets after fee waiver/recapture (5)(6)(8)	0.19%

Portfolio Turnover Rate (7)	16%

(1)	The Fund’s Institutional Class commenced operations on November 21, 2025.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions, if any. Total returns would have been lower absent the fee waiver.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Ratio does not include the expenses of other investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Annualized for periods less than one full year.

The accompanying notes are an integral part of these financial statements.

ABS Insights Emerging Markets Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	For The	For The
	Six Months Ended	Period Ended
Super Institutional Class	March 31, 2026	September 30, 2025 (1)
	(Unaudited)
Net asset value, beginning of period	$12.66	$10.00

Income (loss) from investment operations:
Net investment income (2)	0.02	0.12
Net realized and unrealized gain	1.45	2.59
Total from investment operations	1.47	2.71

Less distributions from:
Net investment income	(0.23)	(0.05)
Net realized gains	(0.48)	—
Total distributions	(0.71)	(0.05)

Net asset value, end of period	$13.42	$12.66

Total return (3)(7)	12.09%	27.14%

Net assets, at end of period (000s)	$144,057	$127,163

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets before fee waiver/recapture (4)(6)(8)	1.12%	1.28%

Ratio of net expenses to average net assets after fee waiver/recapture (6)(8)	0.95%	0.96%

Ratio of net investment income to average net assets before fee waiver/recapture (5)(6)(8)	0.29%	1.55%

Ratio of net investment income to average net assets after fee waiver/recapture (5)(6)(8)	0.11%	1.23%

Portfolio Turnover Rate (7)	16%	72%

(1)	The Fund’s Super Institutional Class commenced operations on January 6, 2025.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions, if any. Total returns would have been lower absent the fee waiver.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Ratio does not include the expenses of other investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Annualized for periods less than one full year.

The accompanying notes are an integral part of these financial statements.

ABS Insights Emerging Markets Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2026

1.	ORGANIZATION

The ABS Insights Emerging Markets Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks long-term capital appreciation. ABS Global Investments (the “Advisor”) is the Fund’s investment advisor. The Fund commenced operations on January 6, 2025.

The Fund offers two classes of shares: Institutional Class and Super Institutional Class. Institutional Class shares commenced operations on November 21, 2025. Both Institutional Class and Super Institutional Class shares are offered at net asset value and are not subject to an initial sales charge. Institutional Class shares are not subject to Rule 12b-1 distribution fees. Both classes have equal voting rights, except that each class has exclusive voting rights with respect to its own service and/or distribution plans. The Fund’s income, expenses (other than class-specific distribution fees), and realized and unrealized gains and losses are allocated daily among the classes based on their respective net assets.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

All investments in securities are recorded at their estimated fair values. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period ended. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and chief financial officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Option contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between- the current bid and ask prices on the valuation date. The independent- pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the Advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost, which approximates fair value.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to the Advisor as its valuation designee (the “Valuation Designee”).

ABS Insights Emerging Markets Fund
NOTES TO FINANCIAL STATEMENT (Unaudited)(Continued)
March 31, 2026

The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (i.e., the exit price at the measurement date). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under U.S. GAAP are described below:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would

ABS Insights Emerging Markets Fund
NOTES TO FINANCIAL STATEMENT (Unaudited)(Continued)
March 31, 2026

be based on the best information available and may require significant management judgment or estimation.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2026 for the Fund’s assets and liabilities measured at fair value:

ABS Insights Emerging Markets Fund
Assets*	Level 1	Level 2	Level 3	Total
Closed End Fund
Cayman Islands	$190,060	$—	$—	$190,060
Common Stocks
Austria	380,830	—	—	380,830
Argentina	309,750	—	—	309,750
Brazil	5,587,638	—	—	5,587,638
Cayman Islands	13,199,102	—	—	13,199,102
Chile	240,521	—	—	240,521
China	21,289,951	—	—	21,289,951
Greece	290,195	—	—	290,195
Hong Kong	2,965,870	—	—	2,965,870
Hungary	251,026	—	—	251,026
India	18,161,408	1,302,499	—	19,463,907
Indonesia	804,128	—	—	804,128
Jersey	1,108,295	—	—	1,108,295
Kazakhstan	185,175	—	—	185,175
Kuwait	149,996	—	—	149,996
Luxembourg	1,067,143	—	—	1,067,143
Malaysia	934,547	—	—	934,547
Mexico	3,416,263	—	—	3,416,263
Netherlands	442,257	—	—	442,257
Philippines	412,392	—	—	412,392
Poland	721,647	—	—	721,647
Qatar	250,485	—	—	250,485
Korea (Republic of)	18,343,525	—	—	18,343,525
Saudi Arabia	5,858,569	—	—	5,858,569
South Africa	2,419,476	—	—	2,419,476
Taiwan	33,211,517	—	—	33,211,517
Thailand	1,150,949	—	—	1,150,949
Turkey	985,026	—	—	985,026
United Arab Emirates	1,363,157	—	—	1,363,157
United Kingdom	1,045,787	—	—	1,045,787
United States	570,577	—	—	570,577
Vietnam	1,214,874	—	—	1,214,874

ABS Insights Emerging Markets Fund
NOTES TO FINANCIAL STATEMENT (Unaudited)(Continued)
March 31, 2026

ABS Insights Emerging Markets Fund
Assets	Level 1	Level 2	Level 3	Total
Preferred Stocks
Korea (Republic of)	2,559,672	—	—	2,559,672
Short-Term Investment	2,349,563	—	—	2,349,563
Total	$143,431,371	$1,302,499	$—	$144,733,870

*	Refer to the Schedule of Investments for industry classification.

The Fund did not hold any Level 2 or Level 3 securities during the period. The were no transfers between levels during the period.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity in an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Transactions – The Fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Securities Risk – Because the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities because the Fund’s performance may depend on issues other than the performance of a particular company or U.S. market or sector. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the U.S. Investments in foreign issues could be affected by other factors no present in the U.S., including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations. As a result, the Fund may be exposed to greater risk and will be more dependent on the Advisor’s ability to assess such risk than if the Fund invested solely in more developed countries.

Depositary Receipt Risk – To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers. While the use of depositary receipts, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

ABS Insights Emerging Markets Fund
NOTES TO FINANCIAL STATEMENT (Unaudited)(Continued)
March 31, 2026

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code, as amended, that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions in the Fund’s September 30, 2025 tax returns and expected to be taken in the Fund’s September 30, 2026 tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Capital Gains Taxes – Foreign Capital Gains taxes are generally based on either income or gains earned or repatriated cash. Foreign Capital Gains tax is provided in accordance with the Fund’s understanding of applicable country’s tax using a tax service in that country. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned. The Trust is monitoring and recording deferred foreign capital gains tax on appreciated securities of $ 44,783 as of March 31, 2026, as shown on the Statement of Assets and Liabilities. For the six months ended March 31, 2026, the Fund recorded net realized Foreign Capital Gains Tax on Appreciated Securities of $513,561 as shown on the Statement of Operations.

Foreign Tax Reclaims – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended March 31, 2026, cost of purchases and proceeds from sales of portfolio securities, other than short sales and short-term investments amounted to $42,331,464 and $41,580,364 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

ABS Global Investments serves as the Fund’s investment advisor. Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee computed and accrued daily and paid monthly, at an annual rate of 0.95% of the average daily net assets. For the six months ended March 31, 2026, the advisory fees incurred by the Fund amounted to $657,213.

The Advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2027 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation

ABS Insights Emerging Markets Fund
NOTES TO FINANCIAL STATEMENT (Unaudited)(Continued)
March 31, 2026

expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) do not exceed 0.95% of average daily net assets attributable to Super Institutional Class shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees are waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing limits or limits in place at time of recoupment after the recoupment is taken into account. This agreement may be terminated by the Board only on 60 days’ written notice to the Advisor.

For the six months ended March 31, 2026, the Advisor waived $124,392, which is subject to recapture by the Advisor by September 30, 2028.

Northern Lights Distributors, LLC (the “Distributor) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s Super Institutional Class shares. During the six months ended March 31, 2026, the Distributor did not receive any underwriting commissions for sales of Institutional Class shares and Super Institutional Class shares.

In addition, certain affiliates of the Distributor provide ancillary services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2026, are as follows:

Cost for Federal Tax purposes	$114,515,982

Unrealized Appreciation	37,988,499
Unrealized Depreciation	(7,770,611)
Tax Net Unrealized Appreciation	$30,217,888

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal period ending September 30, 2025, was as follows:

Fiscal Year Ended
September 30, 2025
Ordinary Income	$540,005
Long-Term Capital Gain	—
Return of Capital	—
$540,005

ABS Insights Emerging Markets Fund
NOTES TO FINANCIAL STATEMENT (Unaudited)(Continued)
March 31, 2026

As of September 30, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$5,237,466	$—	$—	$—	$—	$21,397,988	$26,635,454

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and on mark-to-market on passive foreign investment companies. The unrealized appreciation (/depreciation) in the table above includes unrealized foreign currency gains (losses) of $(2,836).

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses resulted in reclassification for the year ended September 30, 2025, as follows:

Paid
In	Distributable
Capital	Earnings
$(13,807)	$13,807

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of March 31, 2026, for the benefit of their customers, Northern California Employee Joint Pension was the record owner of 49.4% of the Fund’s outstanding shares and Construction Laborers Pension Trust for Southern California was the record owner of 49.4% of the Fund’s outstanding shares.

8.	ACCOUNTING PRONOUNCEMENT

The Fund adopted the FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures”, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in ASU 2023-09 are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

ABS Insights Emerging Markets Fund
ADDITIONAL INFORMATION (Unaudited)
March 31, 2026

FOREIGN TAX CREDIT (Unaudited)

The following Fund intends to elect to pass through shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal period ended September 30, 2025 were as follows:

For fiscal year ended
	Foreign Taxes	Foreign Source
9/30/2025	Paid	Income
ABS Insights Emerging Markets Fund	$237,009	$1,817,424

ABS Insights Emerging Markets Fund
ADDITIONAL INFORMATION (Unaudited)(Continued)
March 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-800-813-1421, by visiting the Fund’s website https://funddocs.filepoint.com/absinv/, or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99. CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	6/08/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	6/08/26

By (Signature and Title)

/s/ Rich Gleason
Rich Gleason, Principal Financial Officer/Treasurer

Date	6/08/26